Organization and Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 10, 2017	Jan. 25, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net loss			$ 2,069	$ 5,187	$ 4,284	$ 13,639	$ 14,763	$ 23,912
Net cash used in operating activities					4,396	5,257	7,170	9,063
Accumulated deficit			215,323		$ 215,323		$ 211,300	196,537
Debt instrument, payment terms					As discussed further in Note 7, in June 2014 the Company entered into a term loan with Hercules Technology Growth Capital, Inc. (“Hercules Technology”), as administrative and collateral agent for the lenders thereunder and as lender, and Hercules Technology III, LP, (“HT III” and, together with Hercules Technology, “Hercules”) as lender (the “Hercules Term Loan”). The Hercules Term Loan has a liquidity covenant that requires the Company to maintain a cash balance of the lesser of $2.5 million or the outstanding balance of the Hercules Term Loan. As of September 30, 2017, the outstanding balance on the Hercules Term Loan was $2.3 million and the Company’s cash balance was $2.8 million. The Company believes it will be in position to maintain compliance with the liquidity covenant related to the Hercules Term Loan at least through November 2017. On July 28, 2017, the Company entered into a $2.5 million term loan with a related party that will assist the Company in its cash needs through November 2017.		As discussed further in Note 7, in June 2014, the Company entered into a term loan with Hercules Technology Growth Capital, Inc. (“Hercules Technology”), as administrative and collateral agent for the lenders thereunder and as lender, and Hercules Technology III, LP, (“HT III” and, together with Hercules Technology, “Hercules”) as lender (the “Hercules Term Loan”). The Hercules Term Loan has a liquidity covenant that requires the Company to maintain a cash balance of not less than $3.0 million at December 31, 2016.
Cash and cash equivalents			$ 2,816	$ 10,613	$ 2,816	$ 10,613	$ 6,915	11,485	$ 18,247
Reverse stock split	1 for 12 reverse stock split	1 for 15 reverse stock split
Impairment loss for property and equipment
Impairment loss for finite-lived intangible assets
Goodwill impairment
Advertising expense							$ 84	31
Unrecognized tax position							less than a 50%
Interest or penalties
Deferred financing costs								$ 592
Accounts Receivable [Member] | One Customer [Member]
Concentrations of credit risk							16.00%	11.00%
Revenue [Member] | One Customer [Member]
Concentrations of credit risk							10.00%	10.00%
Revenue [Member] | Two Customer [Member]
Concentrations of credit risk							17.00%	12.00%
Hercules Term Loan [Member] | Minimum [Member]
Cash and cash equivalents							$ 3,000